SCOPE OF CONSOLIDATION - Joint Ventures Narrative (Details) t in Thousands, tonne in Millions														12 Months Ended
	Dec. 09, 2020 t	Jul. 07, 2020 USD ($)	Mar. 17, 2020 USD ($)	Mar. 16, 2020 USD ($)	Feb. 13, 2020 USD ($)	Feb. 10, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)	Dec. 09, 2019 USD ($)	Dec. 08, 2019	Nov. 29, 2018 USD ($)	Oct. 26, 2018 USD ($) stage	May 28, 2018 USD ($)	Dec. 31, 2020 USD ($) facility service_center plant plant_system t	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jul. 23, 2020 tonne	Mar. 27, 2020 USD ($)	Nov. 20, 2018 USD ($)
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner															$ 141,000,000
Borrowings														$ 12,322,000,000
Proceeds from current borrowings														430,000,000	600,000,000	$ 2,319,000,000
Cash flows used in obtaining control of subsidiaries or other businesses														0	46,000,000	39,000,000
Impairment charges														211,000,000	0	132,000,000
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment														$ 0	$ 105,000,000	15,000,000
Number of energy production facilities | facility														4
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)														60.00%	60.00%
Equity interests of acquirer					$ 840,000,000
Number of iron ore beneficiation plants | plant														2
Number of service centers | service_center														7
Number of pellet plant systems | plant_system														2
Payments to acquire interests in joint venture, upfront payment												$ 6,000,000,000.0
Payments to acquire interests in joint venture, capital injection												1,100,000,000
Performance guarantee												600,000,000
Contractual capital commitments												$ 2,600,000,000
Contractual capital commitments, resolution plan, number of stages | stage												2
Contractual capital commitments, resolution plan, period												6 years
Cash repayments of advances and loans from related parties							$ 680,000,000
Steel trading and shipping | Disposal group, disposed of by sale, not discontinued operations
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)													50.00%
Impairment charges													$ 132,000,000			$ 132,000,000
Accumulated foreign exchange translation gains (losses) recognized in earnings due to decrease in ownership interest in investment													$ 142,000,000
Calvert
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)														50.00%	50.00%	50.00%
Purchase agreement term	5 years													6 years
Purchase agreement amount of tonnes | t	1,500													2,000
Purchase agreement, option to extend term	3 years													3 years
Purchase agreement extension, amount of tonnes | t	550
Purchase agreement, option, extended term notice period	6 months
Thakurani iron ore mine | AMNS India
Disclosure of joint ventures [line items]
Iron ore estimated reserves (in tonnes) | tonne																	85
7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Borrowings						$ 3,046,000,000
Proceeds from current borrowings						$ 475,000,000			$ 2,571,000,000		$ 1,000,000,000
Notional amount																			$ 7,000,000,000
5.146 billion Term Loan, Due 2030
Disclosure of joint ventures [line items]
Notional amount			$ 5,146,000,000	$ 5,146,000,000
Borrowings maturity, term			10 years	10 years
7 billion Bridge Term Facilities
Disclosure of joint ventures [line items]
Notional amount							$ 7,000,000,000								$ 7,000,000,000			$ 7
Retained Earnings
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner															141,000,000
AMNS India
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								60.00%		60.00%
Equity interests of acquirer								$ 1,362,000,000
Portion of consideration paid consisting of cash and cash equivalents								360,000,000
Proceeds from cash flow hedges															293,000,000
Portion of consideration paid consisting of cash and cash equivalents, equity contribution								193,000,000
AMNS India | Uttam Galva
Disclosure of joint ventures [line items]
Equity interests of acquirer								173,000,000
AMNS India | Joint Venture | NSC
Disclosure of joint ventures [line items]
Cash advances and loans from related parties					325,000,000			1,475,000,000
AMNS India | Joint Venture | Uttam Galva
Disclosure of joint ventures [line items]
Cash advances and loans from related parties								230,000,000
AMNS India | 7.0 billion Term Facility, Due in 2020
Disclosure of joint ventures [line items]
Proceeds from current borrowings					$ 475,000,000			2,204,000,000
AMNS India | 7.0 billion Term Facility, Due in 2020 | Uttam Galva
Disclosure of joint ventures [line items]
Proceeds from current borrowings								$ 367,000,000
AMNS India | Retained Earnings | NSC
Disclosure of joint ventures [line items]
Sharing of cash flow hedge gain with joint venture partner															141,000,000
AMNS India | NSC
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture (in percent)								40.00%		40.00%
Equity interests of acquirer								$ 891,000,000
Reclassification adjustments on cash flow hedges, net of tax															$ 353,000,000
AMNS India | NSC | Uttam Galva
Disclosure of joint ventures [line items]
Equity interests of acquirer								115,000,000
AMNS India | ArcelorMittal and NSC
Disclosure of joint ventures [line items]
Equity interests of acquirer								2,253,000,000
Borrowings								3,679,000,000
AMNS India | ArcelorMittal and NSC | Uttam Galva
Disclosure of joint ventures [line items]
Borrowings								$ 597,000,000
Odisha Slurry Pipeline infrastructure Limited
Disclosure of joint ventures [line items]
Cash flows used in obtaining control of subsidiaries or other businesses		$ 245,000,000,000